JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.0%
Aerospace & Defense — 1.5%
Northrop Grumman Corp.	4	1,426
Raytheon Technologies Corp.	8	655

		2,081

Air Freight & Logistics — 0.2%
FedEx Corp.	1	287

Airlines — 0.1%
Southwest Airlines Co.*	2	127

Automobiles — 1.6%
Tesla, Inc.*	4	2,338

Banks — 5.8%
Bank of America Corp.	14	546
Huntington Bancshares, Inc.	23	362
Regions Financial Corp.	29	601
Truist Financial Corp.	53	3,082
US Bancorp	23	1,248
Wells Fargo & Co.	61	2,399

		8,238

Beverages — 2.9%
Coca-Cola Co. (The)	56	2,929
Constellation Brands, Inc., Class A	5	1,149

		4,078

Biotechnology — 2.8%
AbbVie, Inc.	26	2,791
Alexion Pharmaceuticals, Inc.*	—(a)	72
Biogen, Inc.*	2	525
BioMarin Pharmaceutical, Inc.*	1	81
Regeneron Pharmaceuticals, Inc.*	1	268
Vertex Pharmaceuticals, Inc.*	1	262

		3,999

Building Products — 0.5%
Trane Technologies plc	4	652

Capital Markets — 2.9%
Ameriprise Financial, Inc.	5	1,239
Intercontinental Exchange, Inc.	2	173
Morgan Stanley	30	2,297
State Street Corp.	6	472

		4,181

Chemicals — 2.5%
DuPont de Nemours, Inc.	3	210
Eastman Chemical Co.	14	1,559
Linde plc (United Kingdom)	2	591
PPG Industries, Inc.	8	1,201

		3,561

Consumer Finance — 0.4%
Capital One Financial Corp.	5	581

Containers & Packaging — 0.7%
Crown Holdings, Inc.	10	977

Diversified Financial Services — 0.1%
Voya Financial, Inc.	2	116

Electric Utilities — 3.6%
NextEra Energy, Inc.	46	3,500
Xcel Energy, Inc.	25	1,677

		5,177

Electrical Equipment — 2.4%
AMETEK, Inc.	1	123
Eaton Corp. plc	24	3,338

		3,461

Entertainment — 1.0%
Netflix, Inc.*	3	1,355

Equity Real Estate Investment Trusts (REITs) — 2.4%
Prologis, Inc.	25	2,699
SBA Communications Corp.	1	224
Sun Communities, Inc.	2	310
Ventas, Inc.	4	235

		3,468

Food Products — 0.2%
Mondelez International, Inc., Class A	4	239

Health Care Equipment & Supplies — 2.6%
Boston Scientific Corp.*	47	1,824
Intuitive Surgical, Inc.*	1	870
Medtronic plc	4	485
Zimmer Biomet Holdings, Inc.	3	537

		3,716

Health Care Providers & Services — 2.5%
Centene Corp.*	5	341
Cigna Corp.	11	2,612
UnitedHealth Group, Inc.	2	595

		3,548

Hotels, Restaurants & Leisure — 3.1%
Hilton Worldwide Holdings, Inc.*	1	74
Marriott International, Inc., Class A*	9	1,373
McDonald’s Corp.	9	1,959
Royal Caribbean Cruises Ltd.*	1	48
Yum! Brands, Inc.	9	941

		4,395

Household Durables — 0.2%
KB Home	3	129
Toll Brothers, Inc.	2	125

		254

Household Products — 0.6%
Procter & Gamble Co. (The)	6	880

Insurance — 1.1%
Chubb Ltd.	3	482
Hartford Financial Services Group, Inc. (The)	4	278
Progressive Corp. (The)	9	854

		1,614

Interactive Media & Services — 7.4%
Alphabet, Inc., Class A*	3	5,475
Alphabet, Inc., Class C*	1	2,565

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Facebook, Inc., Class A*	8	2,457

		10,497

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc.*	2	7,481
Booking Holdings, Inc.*	—(a)	338

		7,819

IT Services — 5.6%
FleetCor Technologies, Inc.*	6	1,533
Mastercard, Inc., Class A	16	5,732
Okta, Inc.*	1	160
Shopify, Inc., Class A (Canada)*	1	582

		8,007

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	1	644

Machinery — 1.5%
Deere & Co.	2	646
Ingersoll Rand, Inc.*	9	444
Stanley Black & Decker, Inc.	6	1,109

		2,199

Media — 1.3%
Charter Communications, Inc., Class A*	2	1,229
Comcast Corp., Class A	11	600

		1,829

Multi-Utilities — 0.4%
Ameren Corp.	2	183
CMS Energy Corp.	6	389

		572

Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	5	490
ConocoPhillips	9	469
Diamondback Energy, Inc.	2	134
Pioneer Natural Resources Co.	4	617
TC Energy Corp. (Canada)	3	118
Williams Cos., Inc. (The)	6	134

		1,962

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1	238

Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	36	2,270
Elanco Animal Health, Inc.*	2	72
Eli Lilly and Co.	9	1,618
Johnson & Johnson	2	307
Merck & Co., Inc.	4	283

		4,550

Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	2	133
IHS Markit Ltd.	3	245
Leidos Holdings, Inc.	19	1,862

		2,240

Road & Rail — 2.9%
Lyft, Inc., Class A*	7	442
Norfolk Southern Corp.	12	3,333
Union Pacific Corp.	1	313

		4,088

Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.*	23	1,772
Analog Devices, Inc.	22	3,432
Applied Materials, Inc.	2	263
ASML Holding NV (Registered), NYRS (Netherlands)	2	1,168
Lam Research Corp.	2	1,407
NVIDIA Corp.	1	419
NXP Semiconductors NV (Netherlands)	11	2,307

		10,768

Software — 8.3%
Ceridian HCM Holding, Inc.*	9	792
Coupa Software, Inc.*	2	483
Intuit, Inc.	1	544
Microsoft Corp.	39	9,105
Oracle Corp.	1	73
Paylocity Holding Corp.*	1	151
salesforce.com, Inc.*	1	197
Workday, Inc., Class A*	2	442

		11,787

Specialty Retail — 3.7%
AutoZone, Inc.*	—(a)	324
Lowe’s Cos., Inc.	13	2,399
O’Reilly Automotive, Inc.*	3	1,273
Ross Stores, Inc.	8	918
TJX Cos., Inc. (The)	5	322

		5,236

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	60	7,284
Seagate Technology plc	5	384

		7,668

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	4	539

Tobacco — 0.1%
Philip Morris International, Inc.	2	205

Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.*	4	448

TOTAL COMMON STOCKS (Cost $82,941)		140,619

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (b) (c) (Cost $1,399)	1,399	1,399

Total Investments — 100.0% (Cost $84,340)		142,018
Liabilities in Excess of Other Assets — 0.0%(d)		(22)

Net Assets — 100.0%		141,996

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

NYRS	New York Registry Shares

(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/2021	USD	794	13

Abbreviations

USD	United States Dollar

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$142,018	$—	$—	$142,018

Appreciation in Other Financial Instruments
Futures Contracts(a)	$13	$—	$—	$13

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund
Class Institutional Shares, 0.03% (a) (b)	$338	$8,090	$7,029	$—	$—	$1,399	1,399	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.